Nature of cost and expense (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of expenses by nature [Abstract]
Disclosure of detailed information about expenses by nature [Text Block]
Operational cost and expenses grouped by nature are detailed as follows:

	For the years ended as of December 31,
Costs and expenses by nature	2018	2017	2016
	ThCh $	ThCh $	ThCh $
Direct cost	650,386,343	586,223,676	540,692,964
Personnel expense (1)	232,141,632	220,858,509	210,885,553
Transportation and distribution	243,907,283	235,265,049	230,047,942
Advertising and promotion	118,003,908	129,603,036	105,938,586
Depreciation and amortization	93,289,194	92,199,504	83,528,045
Materials and maintenance	46,610,947	46,172,647	47,102,582
Energy	29,309,465	25,940,847	24,444,163
Leases	17,727,367	15,929,047	16,294,896
Other expenses	111,639,503	117,992,179	104,455,411
Total	1,543,015,642	1,470,184,494	1,363,390,142

(1)	See Note 25 - Employee benefits.